Bank acceptance notes payable - Additional Information (Details)	Apr. 21, 2021 USD ($)	Dec. 31, 2021 USD ($)	Apr. 21, 2021 CNY (¥)	Apr. 19, 2021 USD ($)	Apr. 19, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Restricted Cash								$ 220,109
Notes Payable to Bank, Current		$ 0						1,753,109
Maximum
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits		100.00%
Minimum
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits		0.00%
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits		100.00%
Bank acceptance notes payable issued by Zhang Jiagang Rural Commercial Bank
Notes Payable to Bank, Current		$ 0				$ 220,109	¥ 1,435,805	220,109
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits				100.00%	100.00%
Notes Payable to Bank, Current		$ 0		$ 1,533,000	¥ 10,000,000			$ 1,533,000
Debt Instrument, Term	1 year
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch | Zhejiang Xinsen Industrial Co., Ltd.,
Collateral amount	$ 1,533,000		¥ 10,000,000